Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 01, 2013
Capital Core Bond Fund (Prospectus Summary) | Capital Core Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Capital Core Bond FundSM
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to provide you with current income while preserving your investment.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 134% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	134.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund primarily invests in intermediate-term debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). The fund primarily invests in debt securities with quality ratings of A- or A3 or better by Nationally Recognized Statistical
Ratings Organizations ("NRSROs") designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs or unrated but determined to be of equivalent quality by the fund's investment adviser. Under normal circumstances, the dollar-weighted average maturity of the fund's portfolio will be between three and 10 years.

The investment adviser uses a system of multiple portfolio managers in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions - The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Investing in lower rated bonds - Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in mortgage-related securities - Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government - Securities backed by the
U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S.
government.

Thinly traded securities - There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows how the fund's average annual total returns for its first full calendar year of operations compare with a broad measure of market results. This information provides some indication of the risks of investing in the fund. The Lipper
Short-Intermediate Investment Grade Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund's investment results can be obtained by calling
Capital Group Private Client Services at 800/421-4996.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows how the fund's average annual total returns for its first full calendar year of operations compare with a broad measure of market results.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Lipper Short-Intermediate Investment Grade Debt Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective and/or strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800/421-4996
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for fund shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows how the fund's average annual total returns for its first full calendar year of operations compare with a broad measure of market results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were:

Highest 2.82%(quarter ended June 30, 2010)

Lowest -1.65%(quarter ended December 31, 2010)

The fund's total return for the nine months ended
September 30, 2012, was 3.30%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for account fees or U.S. federal income taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan or individual retirement account (IRA).
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2011:
Capital Core Bond Fund (Prospectus Summary) | Capital Core Bond Fund | Barclays U.S. Government/Credit 1-10 Year ex BBB Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Government/Credit 1-10 Year ex BBB Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2010
Capital Core Bond Fund (Prospectus Summary) | Capital Core Bond Fund | Lipper Short-Intermediate Investment Grade Debt Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Short-Intermediate Investment Grade Debt Funds Average (reflects no deductions for account fees or U.S. federal income taxes)
1 Year	rr_AverageAnnualReturnYear01	3.96%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2010
Capital Core Bond Fund (Prospectus Summary) | Capital Core Bond Fund | Share class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.42%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total annual fund operating expenses after reimbursement	rr_NetExpensesOverAssets	0.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	133
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	233
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	528
Annual Return 2011	rr_AnnualReturn2011	5.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.65%)
Label	rr_AverageAnnualReturnLabel	Before taxes
1 Year	rr_AverageAnnualReturnYear01	5.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2010
Capital Core Bond Fund (Prospectus Summary) | Capital Core Bond Fund | Share class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2010
Capital Core Bond Fund (Prospectus Summary) | Capital Core Bond Fund | Share class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	3.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2010

[1]	Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the fund. CGPCS receives an annual service fee of up to .75% of a client's investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.
[2]	The fund's investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed .05%. The fund expects that the reimbursement, which can be modified or terminated only with the approval of the fund's board of trustees, will be in effect through December 31, 2013.